Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2018	Aug. 07, 2018	Mar. 30, 2018
Document And Entity Information
Entity Registrant Name	Focus Universal Inc.
Entity Central Index Key	0001590418
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 86,091,018
Entity Common Stock, Shares Outstanding		40,907,010
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018